Debt - Future minimum repayments (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Debt
2022	$ 7,917
2023	27,326
2024	96,069
2025	3,600
Total long-term debt	$ 134,912	$ 146,972